Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds	$ 230,000,000
Less:
Proceeds allocated to Public Warrants	(2,185,000)
Class A Ordinary shares issuance costs	(7,638,884)
Plus:
Remeasurement of carrying value to redemption value	18,866,179
Class A Ordinary Shares subject to possible redemption, December 31, 2025	$ 239,042,295	$ 0